UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-07881

Jacob Funds II
(formerly PineBridge Mutual Funds)
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan I. Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

With Copies to:
Michael P. O’Hare, Esq.
Stradley Ronan Stevens & Young, LLC
2005 Market Street, Suite 2600
Philadelphia, PA 19103

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Jacob Funds II - Micro Cap Growth Fund
Schedule of Investments (Unaudited)	August 31, 2012

Security Description	Shares	Value
Common Stocks - 94.7%
Aerospace & Defense - 1.2%
Astronics Corp. *	22,700	$635,600
Auto Components - 2.2%
Amerigon, Inc. *	93,200	1,106,284
Biotechnology - 7.4%
Achillion Pharmaceuticals, Inc. *	92,300	648,869
Curis, Inc. *	115,122	506,537
Exact Sciences Corp. *	124,600	1,237,278
Rigel Pharmaceuticals, Inc. *	80,400	749,328
Trius Therapeutics, Inc. *	115,000	638,250
		3,780,262
Chemicals - 6.2%
ADA-ES, Inc. *	74,539	1,747,939
KMG Chemicals, Inc.	75,639	1,386,463
		3,134,402
Commercial Services & Supplies - 9.2%
Ceco Environmental Corp.	84,355	799,685
Encore Capital Group, Inc. *	54,752	1,534,699
Ennis, Inc.	83,600	1,219,724
Team, Inc. *	36,300	1,135,101
		4,689,209
Communications Equipment - 1.5%
Procera Networks, Inc. *	36,470	772,799
Construction & Engineering - 1.1%
MYR Group, Inc. *	27,700	563,418
Diversified Financial Services - 3.8%
Euronet Worldwide, Inc. *	69,100	1,227,216
Global Cash Access Holdings, Inc. *	91,100	698,737
		1,925,953
Diversified Telecommunication Services - 2.3%
8x8, Inc. *	196,000	1,160,320

Electrical Equipment - 2.0%
Thermon Group Holdings, Inc. *	44,763	1,023,282
Energy Equipment & Services - 5.5%
OYO Geospace Corp. *	12,838	1,175,832
RigNet, Inc. *	90,587	1,608,825
		2,784,657
Health Care Equipment & Supplies - 7.5%
Cerus Corp. *	122,700	391,413
Derma Sciences, Inc. *	95,000	900,600
Endologix, Inc. *	69,600	833,112
Staar Surgical Co. *	58,800	385,140
Synergetics USA, Inc. *	248,900	1,274,368
		3,784,633
Hotels, Restaurants & Leisure - 1.6%
Sonic Corp. *	86,700	812,379
Internet Software & Services - 11.1%
Ipass, Inc. *	246,423	448,490
Perficient, Inc. *	157,792	1,689,952
SPS Commerce, Inc. *	46,601	1,628,705
support.com, Inc. *	361,469	1,113,325

Velti PLC *	110,600	766,458
		5,646,930
IT Services - 1.7%
Virtusa Corp. *	50,900	860,210
Machinery - 1.9%
Graham Corp.	52,010	988,710
Oil, Gas & Consumable Fuels - 4.1%
Magnum Hunter Resources Corp. *	134,900	580,070
Triangle Petroleum Corp. *	218,500	1,501,095
		2,081,165
Pharmaceuticals - 1.0%
MAP Pharmaceuticals, Inc. *	39,200	526,848
Professional Services - 1.4%
Mistras Group, Inc. *	33,300	726,273
Semiconductors & Semiconductor Equipment - 3.5%
Silicon Image, Inc. *	232,019	1,097,450
Volterra Semiconductor Corp. *	29,500	702,985
		1,800,435
Software - 9.3%
Allot Communications Ltd. *	37,218	983,300
Bottomline Technologies, Inc. *	42,100	944,724
Ellie Mae, Inc. *	39,500	1,017,915
Glu Mobile, Inc. *	353,022	1,782,761
		4,728,700
Specialty Retail - 3.9%
Shoe Carnival, Inc.	59,100	1,300,200
Tilly's, Inc. *	37,300	684,082
		1,984,282
Thrifts & Mortgage Finance - 3.4%
ViewPoint Financial Group, Inc.	94,600	1,743,478
Trading Companies & Distributors - 1.9%
DXP Enterprises, Inc. *	20,461	943,457
Total Common Stocks (Cost $43,921,695)		48,203,686
Short Term Investment - 4.2%
Money Market Fund - 4.2%
Fidelity Institutional Money Market Fund - Government Portfolio, 0.01% #	2,122,371	2,122,371
Total Short Term Investment (Cost $2,122,371)		2,122,371
Total Investments (Cost $46,044,066) - 98.9%		50,326,057
Other Assets in Excess of Liabilities - 1.1%		584,222
TOTAL NET ASSETS - 100.0%		$50,910,279

* Non-income producing security.
# Seven-day yield as of August 31, 2012.

Securities are classified using the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the Jacob Funds II.

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows+:

Tax cost of investments		$46,438,907
Gross tax unrealized appreciation		6,311,928
Gross tax unrealized depreciation		(2,424,778)
Net tax unrealized appreciation		$3,887,150

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Jacob Funds II - Small Cap Growth Fund II
Schedule of Investments (Unaudited)	August 31, 2012

Security Description	Shares	Value
Common Stocks - 95.8%
Biotechnology - 5.0%
Achillion Pharmaceuticals, Inc. *	22,500	$158,175
Amarin Corp. PLC - ADR *	20,900	286,121
Incyte Corp. Ltd. *	8,800	176,088
		620,384
Chemicals - 3.6%
ADA-ES, Inc. *	18,646	437,249
Commercial Services & Supplies - 6.2%
Encore Capital Group, Inc. *	13,620	381,769
Liquidity Services, Inc. *	7,200	377,208
		758,977
Communications Equipment - 3.1%
Ixia *	13,500	200,340
Procera Networks, Inc. *	8,562	181,429
		381,769
Construction & Engineering - 2.2%
MasTec, Inc. *	14,500	264,480
Diversified Financial Services - 5.1%
Cardtronics, Inc. *	13,100	370,075
Euronet Worldwide, Inc. *	14,600	259,296
		629,371
Electrical Equipment - 1.9%
Thermon Group Holdings, Inc. *	10,222	233,675
Energy Equipment & Services - 5.6%
Hornbeck Offshore Services, Inc. *	5,800	225,272
OYO Geospace Corp. *	3,226	295,470
RigNet, Inc. *	9,303	165,221
		685,963
Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. *	5,500	186,725
Endologix, Inc. *	12,500	149,625
Staar Surgical Co. *	14,035	91,929
		428,279
Health Care Providers & Services - 1.8%
HMS Holdings Corp. *	6,588	227,022
Hotels, Restaurants & Leisure - 1.1%
Sonic Corp. *	14,100	132,117
Internet & Catalog Retail - 1.4%
Shutterfly, Inc. *	5,800	172,550
Internet Software & Services - 7.1%
Perficient, Inc. *	33,108	354,587
SPS Commerce, Inc. *	11,300	394,935
Velti PLC *	17,800	123,354
		872,876
Machinery - 5.5%
Chart Industries, Inc. *	3,700	258,260
Valmont Industries, Inc.	2,000	253,500
Westport Innovations, Inc. *	4,600	161,966
		673,726
Media - 2.0%
Cinemark Holdings, Inc.	10,500	245,910
Oil, Gas & Consumable Fuels - 5.0%

	Rosetta Resources, Inc. *	5,700	244,758
	Triangle Petroleum Corp. *	54,200	372,354
			617,112
	Pharmaceuticals - 7.9%
	Akorn, Inc. *	26,832	371,355
	Jazz Pharmaceuticals PLC *	5,300	241,203
	MAP Pharmaceuticals, Inc. *	9,500	127,680
	Questcor Pharmaceuticals, Inc. *	5,200	225,888
			966,126
	Professional Services - 1.5%
	Mistras Group, Inc. *	8,700	189,747
	Semiconductors & Semiconductor Equipment - 5.9%
	Cirrus Logic, Inc. *	8,000	333,360
	Silicon Image, Inc. *	57,777	273,285
	Volterra Semiconductor Corp. *	4,800	114,384
			721,029
	Software - 9.6%
	Allot Communications Ltd. *	8,922	235,719
	Ellie Mae, Inc. *	9,500	244,815
	Glu Mobile, Inc. *	85,686	432,714
	Infoblox, Inc. *	12,400	270,196
			1,183,444
	Specialty Retail - 4.4%
	The Finish Line, Inc.	9,600	220,416
	Shoe Carnival, Inc.	7,200	158,400
	Tilly's, Inc. *	8,900	163,226
			542,042
	Textiles, Apparel & Luxury Goods - 1.2%
	Steven Madden Ltd. *	3,355	143,997
	Thrifts & Mortgage Finance - 3.4%
	ViewPoint Financial Group, Inc.	22,600	416,518
	Trading Companies & Distributors - 1.8%
	DXP Enterprises, Inc. *	4,900	225,939
	Total Common Stocks (Cost $10,207,005)		11,770,302
	Short Term Investment - 2.7%
	Money Market Fund - 2.7%
	Fidelity Institutional Money Market Fund - Government Portfolio, 0.01% #	334,672	334,672
	Total Short Term Investment (Cost $334,672)		334,672
	Total Investments (Cost $10,541,677) - 98.5%		12,104,974
	Other Assets in Excess of Liabilities - 1.5%		188,442
	TOTAL NET ASSETS - 100.0%		$12,293,416

*	Non-income producing security.
ADR	American Depository Receipt
#	Seven-day yield as of August 31, 2012.

Securities are classified using the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by the Jacob Funds II.

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows+:

	Tax cost of investments		$10,568,328
	Gross tax unrealized appreciation		1,937,689
	Gross tax unrealized depreciation		(401,043)
	Net tax unrealized appreciation		$1,536,646

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
Investment Valuation. The investment valuation policy of the Funds is to value investments at market value. Each Fund's securities, except short term investments with remaining maturities of 60 days or less, use the last quoted trading price or official closing price as market value and are generally classified within Level 1 of the fair value hierarchy.  For non-NASDAQ listed securities, the Funds use the price quoted by the exchange on which the security is primarily traded and are generally classified within Level 1.  For NASDAQ equity securities, the Funds use the NASDAQ official closing price and are generally classified within Level 1.  Unlisted securities and listed securities which have not been traded on the valuation date are valued at the last price bid and are generally classified within Level 2.  In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Funds. Fair valued securities are determined in good faith under procedures adopted by the Board of Trustees.

Short term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value and are generally classified within Level 2. Investments in registered investment companies that are money market funds are valued at the end of day net asset value and are generally classified within Level 1.

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to establish classification of fair value measurements for disclosure purposes and is intended to maximize the use of observable market data and minimize the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table summarizes the Funds' investments as of August 31, 2012:

	Micro Cap Growth Fund	Small Cap Growth Fund II
Investments
Level 1
Common Stocks *	$48,203,686	$11,770,302
Money Market Fund	2,122,371	334,672
Total Level 1	50,326,057	12,104,974
Level 2	-	-
Level 3	-	-
Total Investments	$50,326,057	$12,104,974

* See the Schedule of Investments for common stocks detailed by industry classification.

There were no transfers into or out of Level 1, Level 2 or Level 3 during the nine months ended August 31, 2012. Transfers between Levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds II

By (Signature and Title /s/ Ryan I. Jacob
                                         Ryan I. Jacob, President

Date  October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan I. Jacob
                                                           Ryan I. Jacob, President

Date  October 23, 2012

By (Signature and Title) /s/ Francis J. Alexander
                                           Francis J. Alexander, Treasurer

Date  October 23, 2012